Note 5 - Property, Plant and Improvements, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2020	December 31, 2019
Leasehold improvements	$166,163	$166,163
Furniture and equipment	17,668	17,668
Accumulated depreciation	(40,302)	(35,706)

Net property, plant and improvements	$143,529	$148,125

	2019	2018
Leasehold improvements	$166,163	$166,163
Furniture and equipment	17,668	17,668
Accumulated depreciation	(35,706)	(17,322)

Net property, plant and improvements	$148,125	$166,509